Employee Benefits - Schedule of Sensitivity Analysis for Actuarial Assumptions (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Japan | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (8,414)	¥ (9,235)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 9,092	¥ 10,000
Japan | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 0	¥ 0
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 0	¥ 0
Foreign | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ (17,458)	¥ (14,411)
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ 19,599	¥ 15,931
Foreign | Future Salary Increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Increase (decrease) in defined benefit obligation due to increase in assumption	¥ 4,463	¥ 3,578
Increase (decrease) in defined benefit obligation due to decrease in assumption	¥ (4,129)	¥ (3,278)